New Accounting Standards Implemented	12 Months Ended
Dec. 31, 2013
Accounting Changes And Error Corrections [Abstract]
New Accounting Standards Implemented

3. New Accounting Standards Implemented

Effective January 1, 2013, the Company adopted a new accounting standard issued by the Financial Accounting Standards Board (FASB), which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income (loss) (AOCI). This standard requires entities to disclose additional information about reclassification adjustments, including: (1) changes in AOCI balances by component and (2) significant items reclassified out of AOCI. The adoption of this standard resulted in additional disclosures of items reclassified out of AOCI and did not impact the Company’s financial position, results of operations or cash flows. See Note 11 for these additional disclosures.